Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 3,428	$ 6,059
Other comprehensive income (loss)	986	(2,629)
Unrealized net gain (loss) related to short-term investments	1	(2)
Net current period other comprehensive income (loss)	987	(2,631)
Balance	4,415	3,428
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	3,429	6,058
Other comprehensive income (loss)	986	(2,629)
Net current period other comprehensive income (loss)	986	(2,629)
Balance	4,415	3,429
Unrealized Gains and Losses on Derivative Instruments and Short-term Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1)	1
Unrealized net gain (loss) related to short-term investments	1	(2)
Net current period other comprehensive income (loss)	$ 1	(2)
Balance		$ (1)